Balance Sheet Details (Tables)	12 Months Ended
Dec. 31, 2020
Balance Sheet Details
Summary of property and equipment, net

Property and equipment, net consisted of the following (in thousands):

	December 31,
	2020	2019
Office equipment	$715	$803
Furniture and fixtures	36	35
Total property and equipment	751	838
Less accumulated depreciation	(431)	(274)
Property and equipment, net	$320	$564

Schedule of intangible assets, net

At December 31, 2020 and 2019, intangible assets, net consisted of the following (in thousands):

	As of December 31, 2020
	Gross Book	Accumulated	Net Book
	Value	Amortization	Value
Data sharing agreement	$10,653	$(3,085)	$7,568
Internally developed software	12,386	(9,008)	3,378
	$23,039	$(12,093)	$10,946

	As of December 31, 2019
	Gross Book	Accumulated	Net Book
	Value	Amortization	Value
Data sharing agreement	$10,345	$(1,518)	$8,827
Internally developed software	10,157	(6,263)	3,894
	$20,502	$(7,781)	$12,721

Schedule of estimated aggregate amortization expense

Fiscal Year Ended December 31,
2021	$3,586
2022	2,665
2023	1,692
2024	1,522
2025	1,481
$10,946